Supplemental Financial Information - Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	$ 489	$ 474
Payroll and Related Benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	193	143
Pension-Related Benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	21	21
Utilities, Rent and Other [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	28	17
Income Tax Payable [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	29	36
Deferred tax liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	4	1
Liability for unrecognized tax benefits [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities		6
Communication and IT Costs (Including Accruals Related to EDA Contracts) [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	25	10
Distribution Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	9	7
Sales-Related Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	12	13
Purchase-Related Costs [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	4	5
Interest Accruals [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	25	74
Derivative Instruments - Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	2	3
Other Accrued Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued liabilities	$ 137	$ 138